Deferred income	12 Months Ended
Dec. 31, 2021
Deferred tax expense (income) [abstract]
Deferred income

16.	Deferred income

Year ended December 31, 2021

Contracts with customers
£
At January 1, 2021	5,823,192
Released to the statement of profit or loss	1,978,659
At December 31, 2021	3,844,533

Current	1,978,660
Non-current	1,865,873

Year ended December 31, 2020

Contracts with customers
£
At January 1, 2020	7,801,851
Released to the statement of profit or loss	(1,978,659)
At December 31, 2020	5,823,192

Current	1,978,666
Non-current	3,844,526

Movement in the period reflects the release of deferred income in respect of the long term research and development collaboration agreements. There have been no significant changes in the year.